Deferred tax assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Deferred tax assets and liabilities
Schedule of deferred tax assets and liabilities
(€ million)	December 31, 2024	December 31, 2023
Deferred tax liabilities before offsetting	8,724	8,461
Deferred tax assets available for offset	(3,143)	(3,759)
Deferred tax liabilities	5,581	4,702
Deferred tax assets before offsetting (net of accumulated write-down provisions)	9,465	8,241
Deferred tax liabilities available for offset	(3,143)	(3,759)
Deferred tax assets	6,322	4,482

Schedule of significant temporary differences to net deferred tax liabilities
(€ million)	Carrying amount at December 31, 2024	Carrying amount at December 31, 2023
Deferred tax liabilities
Accelerated tax depreciation	5,755	6,028
Difference between the fair value and the carrying amount of assets acquired	858	305
Site restoration and abandonment (tangible assets)	368	265
Leasing	354	150
Derivative financial instruments	44	451
Application of the weighted average cost method in evaluation of inventories	20	47
Other	1,325	1,215
	8,724	8,461
Deferred tax assets, gross
Carry-forward tax losses	(5,018)	(5,677)
Site restoration and abandonment (provisions for contingencies)	(2,148)	(1,802)
Timing differences on depreciation and amortization	(1,847)	(1,567)
Accruals for impairment losses and provisions for contingencies	(1,432)	(1,279)
Impairment losses	(1,320)	(1,517)
Derivative financial instruments	(352)	(236)
Leasing	(338)	(198)
Employee benefits	(151)	(168)
Over/Under lifting	(120)	(124)
Unrealized intercompany profits	(77)	(57)
Other	(1,313)	(1,284)
	(14,116)	(13,909)
Accumulated write-downs of deferred tax assets	4,651	5,668
Deferred tax assets, net	(9,465)	(8,241)

Schedule of changes in deferred tax liabilities and assets

The following table summarizes the changes in deferred tax liabilities and assets:

(€ million)	Deferred tax liabilities before offsetting	Deferred tax assets before offsetting, gross	Accumulated write-downs of deferred tax assets	Deferred tax assets before offsetting net of accumulated write-down provisions
2024
Carrying amount - beginning of the year	8,461	(13,909)	5,668	(8,241)
Additions	946	(1,862)	457	(1,405)
Deductions	(1,042)	2,176	(1,663)	513
Changes with effect to OCI	(351)	92		92
Currency translation differences	484	(384)	121	(263)
Change in scope of consolidation	193	156	(168)	(12)
Other changes	33	(385)	236	(149)
Carrying amount - end of the year	8,724	(14,116)	4,651	(9,465)
2023
Carrying amount - beginning of the year	9,315	(14,960)	6,170	(8,790)
Additions	654	(2,161)	639	(1,522)
Deductions	(1,099)	2,565	(861)	1,704
Changes with effect to OCI	(69)	223		223
Currency translation differences	(247)	213	(68)	145
Change in scope of consolidation	348	(183)	13	(170)
Other changes	(441)	394	(225)	169
Carrying amount - end of the year	8,461	(13,909)	5,668	(8,241)